Schedule of accounts receivable, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 690	$ 887	$ 139,341
Less: Allowance for credit losses			(1)
Accounts receivable, net	$ 690	$ 887	$ 139,340